Note 13 – Variable Interest Entity (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 13 - Variable Interest Entity - Exposure to Loss Relating to Non Consolidated VIE

Non- Consolidated VIE	December 31, 2024	December 31, 2023
Unconsolidated VIE assets	$2,526,636	$—
Unconsolidated VIE liabilities	$(2,405,143)	$—
Due from related party	$1,475	$—
Stewards, Inc. exposure	$1,475	$—